Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Computation of Loss Per Share	The computation of loss per share for the respective periods is as follows:

	2022	2021	2020
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(430)	(34)	(581)
Shares used in computation:
Weighted-average ordinary shares outstanding	192,934,862	191,298,397	187,583,307
Basic loss per share attributable to owners of the parent	(2.23)	(0.18)	(3.10)
Diluted loss per share
Net loss attributable to owners of the parent	(430)	(34)	(581)
Fair value gains on dilutive Exchangeable Notes	(144)	(112)	—
Fair value gains on dilutive warrants	—	(53)	—
Net loss used in the computation of diluted loss per share	(574)	(199)	(581)
Shares used in computation:
Weighted-average ordinary shares outstanding	192,934,862	191,298,397	187,583,307
Exchangeable Notes	2,911,500	2,424,921	—
Warrants	—	220,137	—
Diluted weighted average ordinary shares	195,846,362	193,943,455	187,583,307
Diluted loss per share attributable to owners of the parent	(2.93)	(1.03)	(3.10)

Summary of Anti-Dilutive Securities
Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2022	2021	2020
Employee options	16,004,890	8,695,348	9,041,288
Restricted stock units	3,135,407	1,425,196	1,320,193
Other contingently issuable shares	71,717	108,720	156,190
Warrants	800,000	800,000	800,000